Income Taxes - Summary of Reconciliation of Income Taxes at Canadian Statutory Rates with Reported Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Income/(Loss) for the year before tax	$ 53,110	$ (28,267)
Statutory tax rate	27.00%	27.00%
Expected income tax expense/(recovery) at statutory tax rate	$ 14,340	$ (7,632)
Items not taxable for income tax purposes	(369)	(1,316)
Gain on dilution of interest in Joint Venture	(20,113)
Effect of lower tax rate in foreign jurisdiction	1,034	2,021
Withholding tax expense	1,445	0
Change in unrecognized deferred tax assets and other	5,108	$ 6,927
Tax expense (recovery)	$ 1,445